Exceptional items - Disclosure of Exception Items (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Business restructuring expenses	€ (4,446)	€ (1,980)	€ (10,340)
Corporate restructuring expenses	(2,764)	(475)	(253,430)
Directors' fee	(141)	(160)	(218)
Impairment	(3,355)	(2,846)	(3,866)
Net sales of assets (loss)	(365)	(23)	(294)
Share-based payment transactions and related other expenses	(10,419)	(7,050)	(2,336)
Change in fair value of warrants and put options	11,070	15,583	(13,692)
Other exceptional items	(2,394)	8,124	(2,066)
Total	€ (12,814)	€ 11,173	€ (286,242)